PIONEER MICRO-CAP FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


     `                                  April 2, 1998



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Micro-Cap Fund (the "Fund")
         File Nos. 333-18639 and 811-07985
         CIK No. 0001025187

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated March 30, 1998 and that the text of the Post-Effective Amendment has been filed electronically, Accession No. 0001025187-98-000007.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned collect at (617) 742-7825, ext. 8909.

                                             Very truly yours,

                                             /s/Linda K. Nishi

                                            Linda K. Nishi


cc:      Joseph P. Barri, Esq.
         Mark Goshko, Esq.
         Michelle Rhee, Esq.
         Elizabeth Watson, Esq.
         Ms. Tracey Howard